Transactions with Related Parties (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Amounts due from/to affiliate companies
General and administrative fees	$ 15,064	$ 16,665	$ 14,294
Compensation under employment agreements	5,423	7,030	5,899
Total general expenses	$ 4,964	5,637	4,449
Employment Agreements
Amounts due from/to affiliate companies
Days required for cancellation written notice for agreement	90
Period of the renewed employment agreement	1
Shareholders' Agreement
Amounts due from/to affiliate companies
Common Stock Voting Rights	the shares of our common stock held by Navios Holdings were to convert into shares of Class B Common Stock, with each share of Class B Common Stock entitling its holder to ten votes per share. Navios Holdings has currently waived such conversion provision
Common Stock Number Of Voting Rights	10
Minimum
Amounts due from/to affiliate companies
Compensation under employment agreements	$ 280
Maximum
Amounts due from/to affiliate companies
Compensation under employment agreements	340
Key Employees
Amounts due from/to affiliate companies
Compensation under employment agreements	$ 900	900	900
Navios Holdings | Administrative services agreement
Amounts due from/to affiliate companies
Duration of agreement	5 years
General and administrative fees	$ 1,000	1,000	1,000
Empresa Hotelera Argentina S.A. and Pit Jet S.A. | Lodging and travel services
Amounts due from/to affiliate companies
Amounts payable	4	16
Total general expenses	$ 34	$ 51	$ 29